Related Party Transaction - Additional Information (Detail)									9 Months Ended		12 Months Ended		1 Months Ended						0 Months Ended					1 Months Ended	9 Months Ended
	Sep. 30, 2014 USD ($)	Jun. 30, 2014	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2008 USD ($)	Sep. 30, 2014 Claus Schalper USD ($)	Dec. 31, 2013 Claus Schalper USD ($)	Dec. 31, 2012 Claus Schalper USD ($)	Sep. 30, 2014 Prof. Dr. Arne Skerra USD ($)	Sep. 30, 2013 Prof. Dr. Arne Skerra USD ($)	Dec. 31, 2013 Prof. Dr. Arne Skerra USD ($)	Dec. 31, 2012 Prof. Dr. Arne Skerra USD ($)	Jun. 30, 2014 Before Maturity Period	Jun. 30, 2014 After Maturity Period	Sep. 30, 2014 License Agreement USD ($)	Dec. 31, 2013 License Agreement USD ($)	Sep. 30, 2013 License Agreement USD ($)	Dec. 31, 2012 License Agreement USD ($)	Nov. 12, 2012 2012 Bridge Loan	Nov. 12, 2012 2012 Bridge Loan Before Maturity Period	Nov. 12, 2012 2012 Bridge Loan After Maturity Period	Sep. 30, 2014 2014 Bridge Loan USD ($)	Sep. 30, 2014 2014 Bridge Loan EUR (€)	Jun. 30, 2014 Tranche A	Sep. 30, 2014 Tranche A USD ($)	Sep. 30, 2014 Tranche A EUR (€)	Sep. 30, 2014 Tranche B USD ($)	Sep. 30, 2014 Tranche B EUR (€)	Sep. 30, 2014 Series C Financing
Related Party Transaction [Line Items]
Contingent accrual liability for research and licensing agreement	$ 342,219		$ 373,059												$ 342,219	$ 373,059	$ 366,799	$ 358,121
Consulting agreement fees									26,995	26,438	26,556	25,720
Maturity date																			Dec. 31, 2013						Dec. 31, 2015	Dec. 31, 2015
Interest rate																				12.00%	18.00%
Bridge Loan of Available financing																						2,525,600	2,000,000		1,894,200	1,500,000	631,400	500,000
Bridge loan financing, percentage called																								67.00%
Preferred share subscription		1,262,800																											1,262,800
Accrued interest rate													12.00%	18.00%
Receivable from issuance of shares	$ 121,801		$ 121,801	$ 121,801	$ 48,690	$ 1,755	$ 1,755	$ 1,755